DIVESTITURE - Disposal Groups, Including Discontinued Operations (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - SIS $ in Thousands	Dec. 01, 2022 USD ($)
Current assets:
Accounts receivable	$ 5,217
Contract assets, net	2,091
Inventories	731
Prepaid expenses and other current assets	402
Total current assets	8,441
Property and equipment, net	1,409
Operating lease right-of-use assets	648
Goodwill	31,865
Intangible assets, net	415
Deferred income taxes	162
Other assets	3,392
Total assets	46,332
Current liabilities:
Accounts payable	1,327
Accrued expenses and other current liabilities	1,231
Contract liabilities	5,752
Total current liabilities	8,310
Long-term contract liabilities	946
Operating lease liabilities	461
Total liabilities	$ 9,717